REGULATORY RESTRICTIONS Additional Information (Details) (USD $)	Dec. 31, 2012
Regulatory Restrictions [Line Items]
Average Reserve Balance	$ 225,000
Statutory Accounting Practices, Statutory Capital and Surplus, Balance	$ 1,800,000